Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Schedule of Taxes Payable	Taxes payable consisted of the following:
	2023	2022
	In thousands of USD
Income tax payable	$978	$367
VAT payable	154	280
Other tax payable	457	411
Total	$1,589	$1,058

Schedule of Components of the Income Tax Provision	The components of the income tax provision are as follows:
	2023	2022	2021
Provisions for current income tax	$3,250	$2,924	$3,052
Total	$3,250	$2,924	$3,052

Schedule of Company’s Effective Tax Rate	The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2023, 2022 and 2021:
	2023	2022	2021
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax jurisdiction	1.0%	0.1%	0.1%
Non-deductible expenses (1)	0.6%	0.6%	0.6%
Change in valuation allowance	1.4%	0.8%	1.1%
Effective income tax rate	28.0%	26.5%	26.8%
(1)	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.

Schedule of Deferred Tax Assets	Deferred tax assets
	2023	2022
	In thousands of USD
Deferred tax assets:
Net accumulated loss-carry forward	$972	$1,200
Less: valuation allowance	(972)	(1,200)
Net deferred tax assets	$-	$-

Schedule of Movement of Valuation Allowance	Movement of valuation allowance is as follows:
	2023	2022
	In thousands of USD
Beginning balance	$1,200	$1,400
Write-off	(392)	(293)
Change of valuation allowance	164	93
Ending balance	$972	$1,200